Property and Equipment - Schedule of Property and Equipment (Details) (10K) - USD ($)	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Property and equipment, gross	$ 214,594	$ 200,907	$ 177,454
Less accumulated depreciation	(80,473)	(74,786)	(64,842)
Property and equipment, net	134,121	126,121	112,612
Plant Equipment [Member]
Property and equipment, gross	103,009	89,322	65,869
Motor Vehicle [Member]
Property and equipment, gross	$ 111,585	$ 111,585	$ 111,585